Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Exchange Fees	$ 349	$ 359	$ 32
Transaction and Clearing Fee Rebates	563	466	497
Dividend Income, Operating	16	23	8
Other current liabilities	156	116
Change in fair value of net investment hedge	0	(21)	19
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(45)	13	143
Foreign Currency Transaction Gain (Loss), before Tax	14	2	2
Other noncurrent liabilities	$ 337	482
Unrealized Gain (Loss) on Derivatives		2
Original Listing fee [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Customer Listing Fee Recognition, Estimated Service Period	5 years
Original Listing fee [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Customer Listing Fee Recognition, Estimated Service Period	9 years
Other Listing Fee [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Customer Listing Fee Recognition, Estimated Service Period	3 years
Other Listing Fee [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Customer Listing Fee Recognition, Estimated Service Period	6 years
Reclassification [Member]
Significant Accounting Policies [Line Items]
Exchange Fees		$ 131	$ 14